PROPERTY, PLANT AND EQUIPMENT, NET: (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2023	63	1,147	65	102	1,377
Additions	15	5	7	4	31
Deductions	-	-	-	-	-
Currency translation adjustments	(3)	(6)	(3)	(4)	(16)
At December 31, 2023	75	1,146	69	102	1,392

Accumulated depreciation
At January 1, 2023	18	699	31	74	822
Depreciation	6	151	7	16	180
Currency translation adjustments	-	(18)	(1)	(2)	(21)
At December 31, 2023	24	832	37	88	981
Net book value at December 31, 2023	51	314	32	14	411

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2022	81	1,233	83	99	1,496
Additions	-	135	-	17	152
Deductions	-	-	-	-	-
Currency translation adjustments	(18)	(221)	(18)	(14)	(271)
At December 31, 2022	63	1,147	65	102	1,377

Accumulated depreciation
At January 1, 2022	20	645	33	72	770
Depreciation	4	202	7	19	232
Currency translation adjustments	(6)	(148)	(9)	(17)	(180)
At December 31, 2022	18	699	31	74	822
Net book value at December 31, 2022	45	448	34	28	555

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)